Liabilities related to associates and joint ventures (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Liabilities Related To Associates And Joint Ventures
Changes on the provision, Beginning balance	$ 3,663
Addition to the provision due to change in estimates	193
Monetary and present value adjustments	110
Disbursements	(1,152)
Translation adjustments	465
Changes on the provision, Ending balance	$ 3,279